UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549          OMB Approval
                     OMB Number:    3235-0456
FORM 24f-2             Expires:    December 31, 2014
Annual Notice of Securities Sold          Estimated average burden
Pursuant to Rule 24f-2          hours per response. 2

1. Name and address of issuer:

ICON Funds, 5299 DTC Blvd., Suite 1200, Greenwood Village, CO 80111.




2.The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of the issuer,check the box but do not list series or classes): x

   Fund name:


3. Investment Company Act File Number: 811-07883

   Securities Act File Number : 333-14927


4(a). Last day of fiscal year for which this Form is filed: September 30, 2014

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of theissuer's fiscal year).

4(c). Check box if this is the last time the issuer will be filing this Form.

5. Calculation of registration fee:

   (i) Aggregate sale price of securities sold during
      the fiscal year pursuant to section 24 (f):               750,337,879

   (ii) Aggregate price of securities redeemed or
      repurchased during the fiscal year:                    716,227,169

   (iii) Aggregate price of securities redeemed or
      repurchased during any prior fiscal year ending no
      earlier than October 11, 1995 that were not previously
      used to reduce registration fees payable
      to the Commission:                    1,293,072,691

   (iv) Total available redemption credits [add Items 5(ii) and 5(iii)]:
        -        2,009,299,860
   (v) Net Sales: If item 5(i) is greater than item 5(ii)[subtract item 5(iv)
      from item 5(i)]                             0
   (vi) Redemption credits available for use in future
      years: If item 5(i) is greater than item 5(ii)[subtract item 5(iv)
      from item 5(i)]                       (1,258,961,981)
   (vii) Multiplier for determining registration fee (see instruction c.9):
             x 0.0001162
   (viii) Registration Fee Due: [Multiply item 5(v) by item 5(ii)] (enter 0 if
      no fee is due):          = 0.00
6. Prepaid Shares

 If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:

      If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):
                        +

8. Total of the amount of the registration fee due plus any interest due

   [line 5(viii) plus line 7]:                     = 0.00

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:


   Method of Delivery:
         Wire Transfer

         Mail or other means

SIGNATURES
This report has been signed below by the following persons on behalf of the issuerand in the capacitiesand on the date indicated.

         By (Signature and Title): /s/ Carrie M. Schoffman

            Carrie Schoffman, Vice President, Chief Financial Officer

         Date: December 24,2014

Please print the name and title of the signing officer below the signature.